Note 6 - Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about discontinued operations [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Revenue	—	26,356	50,657
Cost of revenue	—	(13,779)	(27,750)
Operating expenses	—	(13,480)	(40,007)
Loss before tax and loss on other items	—	(903)	(17,100)
Finance expense	—	—	(3)
Loss on disposition of assets	—	(3,858)	—
Loss before income taxes	—	(4,761)	(17,103)
Income tax (charge) credit	—	—	377
Loss from discontinued operations	—	(4,761)	(16,726)
	CENTS	CENTS	CENTS
LOSS PER SHARE ATTRIBUTABLE TO RHYTHMONE PLC
BASIC	—	(1.13)	(4.15)
DILUTED	—	(1.13)	(4.15)
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Net cash from (used in) operating activities	—	(776)	5,439
Net cash from (used in) investing activities	—	948	(206)
Net cash used in financing activities	—	(438)	(5,791)
Net cash used in discontinued operations	—	(266)	(558)
MARCH 31, 2017 $000’ s
Consideration received from the purchaser:
Cash consideration received	1,064
Deferred sales proceeds (a)	2,450
Total Consideration Received	3,514
MARCH 31, 2017 $000’ s
Assets disposed of:
Prepaid expenses	14
Property plant and equipment	15
Intangible assets	922
Goodwill	6,121
Total Assets Disposed Of	7,072
MARCH 31, 2017 $000’ s
Consideration received	3,514
Transaction costs	(300)
Net assets of PVMG disposed of	(7,072)
Total Loss on Disposition	(3,858)
MARCH 31, 2017 $000’ s
Consideration received, satisfied in cash	1,064
Transaction costs	(300)
Net Cash Inflow on Disposition	764